Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2026
Income Taxes [Abstract]
Profits tax	16.50%	16.50%	16.50%	16.50%	16.50%
Effective income tax rate percentage	15.70%	(1.00%)	(1.61%)	17.40%	17.70%
Total deferred tax liabilities				$ 266
Unrecognized uncertain tax